Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Communication Services - 1.8%
397,810	Deutsche Telekom AG	$8,413,665

Consumer Discretionary - 11.5%
31,361	Adidas AG	11,702,578
27,225	Alibaba Group Holding Ltd. - ADR[1]	6,174,086
873,875	Barratt Developments PLC	8,414,255
28,136	Naspers Ltd. - Class N	5,932,391
33,800	Shimano, Inc.	8,041,829
261,255	Valeo SA	7,880,346
118,400	Yamaha Corp.	6,427,632
		54,573,117
Consumer Staples - 10.6%
310,001	Essity AB - Class A	10,282,787
91,000	Kao Corp.	5,611,067
69,811	Kerry Group PLC	9,760,293
115,200	Shiseido Company Ltd.	8,497,010
139,990	Sundrug Company Ltd.	4,449,669
206,870	Unilever NV - ADR	12,101,895
		50,702,721
Energy - 1.5%
3,270,000	Xinyi Solar Holdings Ltd.	7,038,425

Financials - 19.5%
702,626	AIA Group Ltd.	8,716,482
545,205	AXA SA	13,844,001
69,240	HDFC Bank Ltd. - ADR	5,062,829
1,215,189	ING Groep NV	16,130,810
80,827	Macquarie Group Ltd.	9,469,825
729,000	ORIX Corp.	12,321,274
974,870	Oversea-Chinese Banking Corp Ltd.	8,687,790
22,600,000	PT Bank Rakyat Indonesia (Persero) Tbk.	6,144,830
266,839	Sampo Oyj - Class A	12,270,444
		92,648,285
Health Care - 13.8%
118,217	Dechra Pharmaceuticals PLC	7,146,233
172,151	GlaxoSmithKline PLC - ADR	6,855,053
190,960	Grifols SA	5,178,228
80,900	Hoya Corp.	10,700,672
151,756	Koninklijke Philips NV	7,532,268
89,135	Novartis AG - ADR	8,132,677
104,242	Novo Nordisk A/S - Class B	8,725,957
238,858	Roche Holding Ltd. - ADR	11,223,937
		65,495,025

Industrials - 17.4%
282,528	Assa Abloy AB	8,517,632
104,050	Atlas Copco AB - Class B	5,479,944
42,300	Daikin Industries	7,882,596
56,699	Ferguson PLC	7,888,366
71,790	KION Group AG	7,664,324
173,575	Prysmian SpA	6,228,909
158,494	Recruit Holdings Company Ltd.	7,772,355
71,323	Schneider Electric SE	11,243,655
29,281	Spirax-Sarco Engineering PLC	5,514,977
202,325	Vestas Wind Systems A/S	7,905,245
276,690	Volvo AB	6,668,070
		82,766,073
Information Technology - 9.4%
25,494	Dassault Systemes SE	6,187,283
207,738	Infineon Technologies AG	8,355,879
52,738	SAP SE - ADR	7,407,579
77,829	SK Telecom Co. Ltd. - ADR	2,444,609
51,763	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,219,842
66,100	TDK Corp.	8,001,715
65,023	Worldline SA1	6,092,940
		44,709,847
Materials - 6.1%
33,869	Air Liquide SA	5,938,917
64,565	Croda International PLC	6,585,245
1,307,854	DS Smith PLC	7,571,999
149,112	Umicore SA	9,122,371
		29,218,532
Real Estate - 3.8%
2,878,000	Hang Lung Properties Ltd.	6,979,980
2,277,590	Mirvac Group - REIT	4,965,965
92,796	Vonovia SE	5,996,978
		17,942,923
Utilities - 1.2%
41,386	Orsted A/S	5,808,995

TOTAL COMMON STOCKS (Cost $339,234,129)		459,317,608

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
10,798,143	First American Treasury Obligations Fund - Class X, 0.010% [2]	10,798,143

SHORT-TERM INVESTMENTS (Cost $10,798,143)		10,798,143

TOTAL INVESTMENTS - 98.9% (Cost $350,032,272)		470,115,751
Other Assets in Excess of Liabilities - 1.1%		5,451,717
NET ASSETS - 100.0%		$475,567,468

ADR		American Depositary Receipt
REIT		Real Estate Invesmtent Trust
	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at June 30, 2021 (Unaudited)

Country	% of Net Assets [1]
Japan	16.8%
United Kingdom	13.1%
France	10.8%
Germany	10.4%
Sweden	6.5%
Netherlands	5.0%
Denmark	4.7%
Switzerland	4.1%
Hong Kong	3.3%
Australia	3.0%
China	2.8%
Finland	2.6%
Ireland	2.0%
Belgium	1.9%
Singapore	1.8%
Italy	1.3%
Taiwan	1.3%
Indonesia	1.3%
South Africa	1.2%
Spain	1.1%
India	1.1%
Republic of Korea	0.5%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Boston Common ESG Impact International Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$8,413,665	$-	$8,413,665
Consumer Discretionary	7,880,346	46,692,771	-	54,573,117
Consumer Staples	-	50,702,721	-	50,702,721
Energy	-	7,038,425		7,038,425
Financials	-	92,648,285	-	92,648,285
Health Care	56,769,068	8,725,957	-	65,495,025
Industrials	26,813,223	55,952,850	-	82,766,073
Information Technology	-	44,709,847	-	44,709,847
Materials	-	29,218,532	-	29,218,532
Real Estate	-	17,942,923	-	17,942,923
Utilities	-	5,808,995	-	5,808,995
Total Common Stocks	91,462,637	367,854,971	-	459,317,608
Short-Term Investments	10,798,143	-	-	10,798,143
Total Investments in Securities	$102,260,780	$367,854,971	$-	$470,115,751